Income Taxes - Income tax expense (benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of income tax expense (benefit)
Current income taxes					$ 6,225,000	$ 4,873,000
Deferred income taxes			$ (2,872,000)	$ 262,000	269,000	655,000
Income Tax Expense (Benefit), Total	$ (1,376,000)	$ 1,345,000	914,000	4,435,000	5,960,000	4,708,000
Landcadia Holdings II, Inc
Reconciliation of income tax expense (benefit)
Current income taxes					664,486
Total expense (benefit)					664,486
Income Tax Expense (Benefit), Total	$ (63,905)	$ 323,953	$ 151,540	$ 542,335	$ 664,486	$ 0	$ 0